                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2003

Date of Reporting Period:  December 31, 2003

Item 1.  Reports to Stockholders

      The Annual Report for the Navellier Performance Funds for the fiscal year ended December 31, 2003 follows:

                          NAVELLIER PERFORMANCE FUNDS

                                                                   ANNUAL REPORT

                                                               December 31, 2003

                                    (GRAPHIC)

Aggressive Growth Portfolio                (NAVELLIER CALCULATED INVESTING LOGO)
Mid Cap Growth Portfolio
Aggressive Micro Cap Portfolio

                                                ANNUAL REPORT, December 31, 2003
                                                     NAVELLIER PERFORMANCE FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      We are pleased to have turned the corner on the worst bear market in 60 years! We are also very optimistic about the market's prospects in 2004. During the last quarter of 2003, the Navellier funds rose with the tide during a rally that was predictably dominated by small cap growth stocks. What was not predictable was the type of small cap growth stocks. It was led by low quality, low priced stocks which do not and will not appear on our stock selection screens. While most money managers were in the same boat, this is a trend that appears to have run its course and the market has returned to rewarding those stocks with strong fundamentals. With a welcome return to double digit gains, all of our funds returned over 30% for the year, with the Aggressive Micro Cap leading the way with a return of 40.65%. Over the long haul, the past 5 years have been tremendously turbulent for the equity markets and we are pleased to report all the Navellier funds have dramatically outperformed their relative benchmarks during the same period.

[AGGRESSIVE GROWTH PORTFOLIO LINE GRAPH]

                                                    AGGRESSIVE GROWTH          RUSSELL 2000 GROWTH            RUSSELL 2000
                                                    -----------------          -------------------            ------------
12/28/95                                                10000.00                    10000.00                    10000.00
                                                         9999.00                    10100.00                    10065.00
                                                         9630.00                    10016.00                    10054.00
                                                        10620.00                    10473.00                    10368.00
                                                        11330.00                    10680.00                    10579.00
                                                        13020.00                    11500.00                    11145.00
                                                        14040.00                    12090.00                    11584.00
6/28/96                                                 13050.00                    11304.00                    11108.00
                                                        11180.00                     9924.00                    10138.00
                                                        11850.00                    10659.00                    10726.00
                                                        12730.00                    11208.00                    11146.00
                                                        12150.00                    10724.00                    10974.00
                                                        12220.00                    11023.00                    11426.00
12/31/96                                                12250.00                    11237.00                    11725.00
                                                        12440.00                    11518.00                    11960.00
                                                        10880.00                    10823.00                    11670.00
                                                        10670.00                    10059.00                    11119.00
                                                        10530.00                     9942.00                    11150.00
                                                        11290.00                    11437.00                    12391.00
6/30/97                                                 12040.00                    11825.00                    12922.00
                                                        13200.00                    12431.00                    13523.00
                                                        13280.00                    12804.00                    13832.00
                                                        14560.00                    13825.00                    14845.00
                                                        14010.00                    12995.00                    14193.00
                                                        13500.00                    12685.00                    14101.00
12/31/97                                                13447.00                    12692.00                    14348.00
                                                        12992.00                    12523.00                    14121.00
                                                        13922.00                    13629.00                    15165.00
                                                        14671.00                    14200.00                    15791.00
                                                        14691.00                    14287.00                    15878.00
                                                        13892.00                    13249.00                    15023.00
6/30/98                                                 14135.00                    13385.00                    15055.00
                                                        13659.00                    12267.00                    13836.00
                                                        10816.00                     9435.00                    11149.00
                                                        11717.00                    10392.00                    12022.00
                                                        11676.00                    10934.00                    12512.00
                                                        13356.00                    11782.00                    13168.00
12/31/98                                                14995.00                    12848.00                    13982.00
                                                        15582.00                    13426.00                    14168.00
                                                        14388.00                    12198.00                    13021.00
                                                        15025.00                    12632.00                    13224.00
                                                        16735.00                    13748.00                    14409.00
                                                        16735.00                    13770.00                    14619.00
6/30/99                                                 18152.00                    14495.00                    15281.00
                                                        17504.00                    14047.00                    14861.00
                                                        18303.00                    13522.00                    14311.00
                                                        18496.00                    13782.00                    14314.00
                                                        19163.00                    14135.00                    14372.00
                                                        20479.00                    15630.00                    15231.00
12/31/99                                                21909.00                    18385.00                    16955.00
                                                        20111.00                    18214.00                    16682.00
                                                        23465.00                    22451.00                    19437.00
                                                        22670.00                    20091.00                    18156.00
                                                        22324.00                    18063.00                    17063.00
                                                        20791.00                    16481.00                    16069.00
6/30/00                                                 23154.00                    18610.00                    17469.00
                                                        22451.00                    17015.00                    16907.00
                                                        25171.00                    18805.00                    18197.00
                                                        25194.00                    17871.00                    17663.00
                                                        23350.00                    16420.00                    16874.00
                                                        21137.00                    13439.00                    15142.00
12/31/00                                                22580.00                    14261.00                    16442.00
                                                        20436.00                    15416.00                    17298.00
                                                        18362.00                    13302.00                    16163.00
                                                        17499.00                    12093.00                    15373.00
                                                        18947.00                    13574.00                    16575.00
                                                        20255.00                    13888.00                    16983.00
6/30/01                                                 20311.00                    14267.00                    17569.00
                                                        19852.00                    13050.00                    16618.00
                                                        18738.00                    12235.00                    16081.00
                                                        17861.00                    10260.00                    13917.00
                                                        18738.00                    11248.00                    14731.00
                                                        19058.00                    12186.00                    15872.00
12/31/01                                                19629.00                    12945.00                    16851.00
                                                        19170.00                    12485.00                    16676.00
                                                        17555.00                    11677.00                    16219.00
                                                        18028.00                    12692.00                    17522.00
                                                        17861.00                    12417.00                    17682.00
                                                        17318.00                    11691.00                    16897.00
6/30/02                                                 16956.00                    10700.00                    16059.00
                                                        14896.00                     9055.00                    13634.00
                                                        15132.00                     9051.00                    13599.00
                                                        14047.00                     8397.00                    12622.00
                                                        13740.00                     8822.00                    13027.00
                                                        13838.00                     9696.00                    14190.00
12/31/02                                                12487.00                     9028.00                    13399.00
                                                        11944.00                     8782.00                    13029.00
                                                        11569.00                     8548.00                    12635.00
                                                        11986.00                     8678.00                    12798.00
                                                        12808.00                     9499.00                    14011.00
                                                        13893.00                    10569.00                    15515.00
6/30/03                                                 14325.00                    10773.00                    15795.00
                                                        14979.00                    11587.00                    16784.00
                                                        15675.00                    12210.00                    17553.00
                                                        15648.00                    11901.00                    17229.00
                                                        17109.00                    13350.00                    18676.00
                                                        17694.00                    13350.00                    19339.00
12/31/03                                                16385.00                    13410.00                    19731.00

                          AGGRESSIVE GROWTH PORTFOLIO

           TOTAL RETURNS                     RUSSELL
         FOR PERIODS ENDED                     2000    RUSSELL
        DECEMBER 31, 2003*           FUND     GROWTH     2000
  -------------------------------  --------  --------  --------
  One Year                           31.22%    48.54%    47.25%
  Annualized 5 Year                   1.79%     0.86%     7.13%
  Annualized Since Inception**        6.36%     3.73%     8.85%
  Value of a $10,000 investment
   over Life of Fund**              $16,385   $13,410   $19,731
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not
    predictive of future performance.
  **Inception December 28, 1995

 [MID CAP GROWTH PORTFOLIO LINE GRAPH]

                                                    Mid Cap Growth Portfolio     Russell Mid Cap Growth
11/26/96                                                            10000.00                   10000.00
                                                                    10000.00                   10015.00
                                                                    10275.00                    9846.00
                                                                    10465.00                   10282.00
                                                                    10295.00                   10055.00
                                                                     9985.00                    9487.00
                                                                    10275.00                    9719.00
                                                                    10835.00                   10590.00
6/30/97                                                             11385.00                   10884.00
                                                                    12506.00                   11925.00
                                                                    12426.00                   11809.00
                                                                    13386.00                   12407.00
                                                                    12766.00                   11785.00
                                                                    12776.00                   11909.00
12/31/97                                                            12965.00                   12066.00
                                                                    12725.00                   11848.00
                                                                    13695.00                   12962.00
                                                                    14665.00                   13506.00
                                                                    14634.00                   13689.00
                                                                    14039.00                   13126.00
6/30/98                                                             14404.00                   13497.00
                                                                    13768.00                   12919.00
                                                                    11651.00                   10453.00
                                                                    12485.00                   11244.00
                                                                    12110.00                   12072.00
                                                                    12944.00                   12886.00
12/31/98                                                            14561.00                   14221.00
                                                                    16737.00                   14647.00
                                                                    16011.00                   13931.00
                                                                    18507.00                   14707.00
                                                                    19851.00                   15377.00
                                                                    19585.00                   15179.00
6/30/99                                                             21569.00                   16239.00
                                                                    21516.00                   15722.00
                                                                    22092.00                   15558.00
                                                                    21985.00                   15426.00
                                                                    25174.00                   16619.00
                                                                    28097.00                   18340.00
12/31/99                                                            33049.00                   21515.00
                                                                    32305.00                   21511.00
                                                                    44233.00                   26033.00
                                                                    37360.00                   26060.00
                                                                    37525.00                   23530.00
                                                                    31987.00                   21815.00
6/30/00                                                             33771.00                   24130.00
                                                                    31889.00                   22602.00
                                                                    38499.00                   26010.00
                                                                    38017.00                   24739.00
                                                                    35183.00                   23046.00
                                                                    30094.00                   18038.00
12/31/00                                                            34250.00                   18988.00
                                                                    32073.00                   20072.00
                                                                    29319.00                   16600.00
                                                                    26520.00                   14225.00
                                                                    28630.00                   16596.00
                                                                    28497.00                   16517.00
6/30/01                                                             25965.00                   16526.00
                                                                    25154.00                   15412.00
                                                                    23966.00                   14295.00
                                                                    22411.00                   11932.00
                                                                    22866.00                   13186.00
                                                                    23933.00                   14606.00
12/31/01                                                            24954.00                   15161.00
                                                                    24988.00                   14669.00
                                                                    24532.00                   13837.00
                                                                    25010.00                   14893.00
                                                                    24421.00                   14105.00
                                                                    24110.00                   13684.00
6/30/02                                                             22489.00                   12174.00
                                                                    20301.00                   10991.00
                                                                    20301.00                   10953.00
                                                                    19479.00                   10083.00
                                                                    20412.00                   10864.00
                                                                    21078.00                   11714.00
12/31/02                                                            19257.00                   11006.00
                                                                    18946.00                   10898.00
                                                                    18780.00                   10803.00
                                                                    18968.00                   11005.00
                                                                    20457.00                   11754.00
                                                                    22145.00                   12885.00
6/30/03                                                             22100.00                   13069.00
                                                                    22644.00                   13536.00
                                                                    23733.00                   14281.00
                                                                    23177.00                   14004.00
                                                                    25043.00                   15133.00
                                                                    25632.00                   15538.00
12/31/03                                                            25287.00                   15707.00

                                                        Russell 2000 Growth
11/26/96                                                           10000.00
                                                                   10058.00
                                                                   10254.00
                                                                   10510.00
                                                                    9876.00
                                                                    9179.00
                                                                    9072.00
                                                                   10436.00
6/30/97                                                            10790.00
                                                                   11343.00
                                                                   11683.00
                                                                   12616.00
                                                                   11858.00
                                                                   11575.00
12/31/97                                                           11582.00
                                                                   11427.00
                                                                   12436.00
                                                                   12958.00
                                                                   13037.00
                                                                   12090.00
6/30/98                                                            12213.00
                                                                   11194.00
                                                                    8610.00
                                                                    9483.00
                                                                    9977.00
                                                                   10751.00
12/31/98                                                           11724.00
                                                                   12251.00
                                                                   11131.00
                                                                   11527.00
                                                                   12545.00
                                                                   12565.00
6/30/99                                                            13227.00
                                                                   12818.00
                                                                   12338.00
                                                                   12576.00
                                                                   12898.00
                                                                   14262.00
12/31/99                                                           16776.00
                                                                   16620.00
                                                                   20487.00
                                                                   18333.00
                                                                   16482.00
                                                                   15039.00
6/30/00                                                            16982.00
                                                                   15526.00
                                                                   17160.00
                                                                   16307.00
                                                                   14983.00
                                                                   12263.00
12/31/00                                                           13013.00
                                                                   14067.00
                                                                   12138.00
                                                                   11035.00
                                                                   12386.00
                                                                   12673.00
6/30/01                                                            13018.00
                                                                   11908.00
                                                                   11164.00
                                                                    9363.00
                                                                   10263.00
                                                                   11120.00
12/31/01                                                           11812.00
                                                                   11392.00
                                                                   10655.00
                                                                   11581.00
                                                                   11330.00
                                                                   10668.00
6/30/02                                                             9763.00
                                                                    8263.00
                                                                    8259.00
                                                                    7662.00
                                                                    8050.00
                                                                    8848.00
12/31/02                                                            8238.00
                                                                    8014.00
                                                                    7800.00
                                                                    7918.00
                                                                    8668.00
                                                                    9645.00
6/30/03                                                             9830.00
                                                                   10574.00
                                                                   11141.00
                                                                   10859.00
                                                                   12182.00
                                                                   12182.00
12/31/03                                                           12237.00

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

               TOTAL RETURNS                      RUSSELL    RUSSELL
             FOR PERIODS ENDED                    MID CAP      2000
            DECEMBER 31, 2003*           FUND      GROWTH     GROWTH
      -------------------------------  --------   --------   --------
      One Year                           31.31%    42.71%      48.54%
      Annualized 5 Year                  11.67%     2.01%       0.86%
      Annualized Since Inception**       13.97%     6.57%       2.89%
      Value of a $10,000 investment
       over Life of Fund**              $25,287   $15,707     $12,237
      * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the
        redemption of fund shares. Past performance is not predictive of future performance.
      **Inception November 26, 1996

INVESTMENT STRATEGY & OUTLOOK

      We expect 2004 to be a good year for investors. It is likely that the market will surge during the first few months of the year when pension funding has historically been strong. By early March, the big news story will be that corporate profits have reached record levels, which will help the Dow Industrials and the S&P 500 approach record highs later in the year. The NASDAQ market will also surge, but will probably have to wait at least a couple of years before it gets back to its old highs. Since 2004 is an election year, there will be continuous stimulus from the Bush Administration and the Republican-led Congress to promote continued economic growth and create new jobs. The Federal Reserve Board does not want to appear partisan, so it will hold key interest rates steady at 45 year lows until after the November 2004 election. Overall, 2004 is shaping up to be a great year for growth investors.

[AGGRESSIVE MICRO CAP PORTFOLIO LINE GRAPH]

                                                  AGGRESSIVE MICRO CAP         RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
3/17/97                                                 10000.00                    10000.00                    10000.00
                                                         9859.00                     9500.00                     9592.00
                                                         9872.00                     9390.00                     9618.00
                                                        10691.00                    10802.00                    10688.00
6/30/97                                                 11432.00                    11168.00                    11146.00
                                                        12423.00                    11740.00                    11665.00
                                                        12679.00                    12092.00                    11932.00
                                                        13593.00                    13057.00                    12805.00
                                                        13434.00                    12273.00                    12243.00
                                                        13459.00                    11981.00                    12164.00
12/31/97                                                13276.00                    11987.00                    12376.00
                                                        12821.00                    11827.00                    12181.00
                                                        13608.00                    12872.00                    13082.00
                                                        13914.00                    13411.00                    13621.00
                                                        14083.00                    13494.00                    13697.00
                                                        13719.00                    12513.00                    12959.00
6/30/98                                                 14090.00                    12641.00                    12986.00
                                                        13283.00                    11586.00                    11935.00
                                                        10699.00                     8911.00                     9618.00
                                                        11441.00                     9815.00                    10370.00
                                                        11083.00                    10327.00                    10793.00
                                                        12229.00                    11128.00                    11359.00
12/31/98                                                13289.00                    12135.00                    12061.00
                                                        13400.00                    12680.00                    12222.00
                                                        12151.00                    11520.00                    11232.00
                                                        11454.00                    11931.00                    11407.00
                                                        12450.00                    12984.00                    12429.00
                                                        13068.00                    13005.00                    12611.00
6/30/99                                                 13856.00                    13690.00                    13181.00
                                                        13335.00                    13267.00                    12820.00
                                                        12964.00                    12771.00                    12345.00
                                                        13914.00                    13017.00                    12348.00
                                                        13745.00                    13350.00                    12398.00
                                                        13966.00                    14762.00                    13138.00
12/31/99                                                15254.00                    17364.00                    14625.00
                                                        14606.00                    17202.00                    14390.00
                                                        17268.00                    21204.00                    16767.00
                                                        20912.00                    18976.00                    15661.00
                                                        19732.00                    17060.00                    14719.00
                                                        18646.00                    15566.00                    13861.00
6/30/00                                                 23288.00                    17577.00                    15069.00
                                                        19438.00                    16070.00                    14585.00
                                                        22748.00                    17761.00                    15697.00
                                                        22441.00                    16878.00                    15236.00
                                                        20462.00                    15508.00                    14556.00
                                                        17479.00                    12692.00                    13062.00
12/31/00                                                18888.00                    13469.00                    14183.00
                                                        17825.00                    14559.00                    14922.00
                                                        14891.00                    12564.00                    13943.00
                                                        14625.00                    11421.00                    13261.00
                                                        16253.00                    12820.00                    14298.00
                                                        16533.00                    13117.00                    14650.00
6/30/01                                                 17245.00                    13474.00                    15155.00
                                                        16617.00                    12325.00                    14335.00
                                                        15128.00                    11555.00                    13872.00
                                                        12878.00                     9691.00                    12005.00
                                                        14339.00                    10623.00                    12707.00
                                                        15680.00                    11510.00                    13691.00
12/31/01                                                16141.00                    12226.00                    14536.00
                                                        16449.00                    11791.00                    14385.00
                                                        16072.00                    11028.00                    13991.00
                                                        16826.00                    11987.00                    15115.00
                                                        17476.00                    11727.00                    15253.00
                                                        16470.00                    11042.00                    14576.00
6/30/02                                                 16714.00                    10105.00                    13853.00
                                                        14157.00                     8552.00                    11761.00
                                                        14220.00                     8548.00                    11731.00
                                                        13130.00                     7931.00                    10888.00
                                                        13032.00                     8332.00                    11237.00
                                                        12969.00                     9158.00                    12240.00
12/31/02                                                12480.00                     8526.00                    11559.00
                                                        11683.00                     8295.00                    11239.00
                                                        11243.00                     8073.00                    10899.00
                                                        11544.00                     8196.00                    11039.00
                                                        12333.00                     8971.00                    12086.00
                                                        13025.00                     9982.00                    13383.00
6/30/03                                                 13912.00                    10175.00                    13625.00
                                                        15366.00                    10944.00                    14478.00
                                                        16016.00                    11532.00                    15142.00
                                                        16058.00                    11240.00                    14862.00
                                                        17448.00                    12609.00                    16110.00
                                                        17846.00                    12609.00                    16682.00
12/31/03                                                17553.00                    12665.00                    17020.00

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS                     RUSSELL
         FOR PERIODS ENDED                     2000    RUSSELL
        DECEMBER 31, 2003*           FUND     GROWTH     2000
  -------------------------------  --------  --------  --------
  One Year                           40.65%    48.54%    47.25%
  Annualized 5 Year                   5.72%     0.86%     7.13%
  Annualized Since Inception**        8.63%     3.54%     8.14%
  Value of a $10,000 investment
   over Life of Fund**              $17,553   $12,665   $17,020
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on portfolio
    distributions or the redemption of portfolio shares. Past
    performance is not predictive of future performance.
  **Inception March 17, 1997

      The Federal Reserve Board did rattle some investors after its latest Federal Open Market Committee (FOMC) meeting, when it stated that deflationary forces are no longer a concern. The potential for deflation was one reason that the Federal Reserve Board was maintaining key interest rates at 45 year lows. Without any deflationary concerns and with the strongest U.S. economic growth in 20 years, inflationary forces might re-emerge and the Federal Reserve Board would likely raise key interest rates. However, the Federal Reserve Board made it very clear that it intends to keep key interest rates steady for the foreseeable future, which will likely be through the November 2004 election.

      The Federal Reserve Board is playing a big game of "chicken" with some of the other central banks, which might have to cut interest rates if they want to stimulate their respective economies. The U.S. dollar weakened considerably in the past few months because while the Federal Reserve Board was holding key interest rates steady, central banks in Canada, Europe and the United Kingdom were slowly raising interest rates. However, higher interest rates and stronger currencies are restricting the economic growth of Canada, the United Kingdom and many countries in Europe.

      It will be interesting to see how fast the U.S. economy grew in the fourth quarter of 2003 and during the first few quarters of 2004 after the incredible 8.2% annual surge in the third quarter. Most economists believe that the U.S. economy can sustain at least a 4% annual pace of growth in 2004. As long as short-term interest rates remain low and the U.S. dollar remains soft, we suspect that an annual pace of economic growth of over 5% is possible. As a result, we believe that 2004 could be shaping up to be even stronger than 2003 for robust and sustainable economic growth.

PREVIEW OF THE ELECTION YEAR NEWS STORIES

      Of course, the reason that the U.S. economy surged in late 2003 and will likely remain strong in 2004 is that President Bush and the Republican-led Congress want to insure their respective re-elections. Already, with the U.S. economy so strong and finally starting to create new jobs, President Bush's opponents are no longer attacking him on the economy. Instead, the other candidates for President had been attacking President Bush on Iraq. Now that Saddam Hussein has been captured and will likely be tried in Iraq, the news out of Iraq will be dominated by Saddam Hussein's trial for the next several months. The trial of Saddam Hussein will be used as a tool to unite the various factions in Iraq and the U.S. allies throughout the world. As France and Germany applauded the capture of Saddam Hussein, the strongest opponents of President Bush are effectively conceding that the U.S. and British actions in Iraq have been worth the risk. The Democratic candidates for President can no longer effectively attack President Bush on either the U.S. economy or Iraq, so it will be interesting to watch their arguments.

THE BIG NEWS STORY THAT NO ONE IS YET TALKING ABOUT

      The Commerce Department recently reported that corporate profits rose 30% in the third quarter, which was the strongest surge in corporate profits in 19 years. In fact, corporate profits are now at a record level, higher than they were back in March 2000, when the stock market peaked. That is the big news story! The Commerce Department surveys both private and publicly traded companies. When the fourth quarter earnings are reported in the upcoming weeks, the publicly traded companies on the stock market could report record earnings. As news leaks out that the stock market's profits have reached record highs, we expect the Dow Industrials and S&P 500 to respond accordingly. The NASDAQ market will also perform very well, but is unlikely to reach new highs for at least a couple years.

WHY THE BEARS ARGUE THAT WE ARE NOT IN A REAL RALLY

      The past several months have been very frustrating for many professional money managers, since the vast majority of them have been unable to keep pace with stock market averages. This is because predominately low quality, low-priced speculative stocks initially led the overall stock market. Not only did low-priced stocks overpower the stock market recovery, but also low quality stocks led the way. The bearish argument is basically that the stock market has merely had a short-covering rally, not a real rally that is sustainable. The bears had a lot of credibility on Wall Street until the U.S. economy posted 8.2% annual growth in the third quarter and the Commerce Department reported a 30% surge in profits during the same quarter.

      We believe that low quality, low-priced stocks are no longer leading the overall stock market. Since September 20th, literally ten days before the end of the third quarter, these stocks have faltered and have been floundering. Since then, companies with steady earnings growth have emerged as market leaders in a dramatic quality shift. Apparently, the bulls have finally overpowered the bears and an increasing number of investors believe that a dramatic economic rally is now underway and that many stocks will be characterized by dramatic earnings growth for the next several months.

SUMMARY

      We are expecting a very prosperous 2004. The Federal Reserve Board is holding key interest rates steady and record corporate earnings will be released. The U.S. economy will likely grow at a 4% to 5% annual pace this year. Most election years are very good for the stock market and we expect that all the positive economic news will only serve to support the overall stock market. The big news story this year is that corporate earnings for publicly traded companies will soon hit a record high, but the major market averages are still below their all time highs. As a result, we expect the Dow Industrials and S&P 500 to test new highs later this year, while the NASDAQ market will also rally strongly, but fall short of new highs in 2004.

      There is now a flight to quality that is benefiting many of the stocks in our portfolios. Many low quality, low-priced stocks have led the stock market in recent months. However, companies with steady earnings growth have emerged as market leaders in the past couple months, which represents a dramatic quality shift that we hope will benefit our portfolios.

      Overall, we are in a very strong economic environment. Since 2004 is an election year, there will be continued stimulus to promote continued economic growth and create new jobs for much of the year. The velocity of money is accelerating and prosperity is rising. The economic stimulus package not only provided a big spark for the U.S. economy, but it is also helping to generate additional tax revenue. Even the weak U.S. dollar is looking like a wise move that is benefiting the U.S. economy, big multi-national companies that operate overseas and the foreign stocks. It appears that economic conditions will be strong enough to lead the market to new heights in 2004.

Sincerely,

-s- Louis G. Navellier
LOUIS G. NAVELLIER
Chief Investment Officer

-s- Alan Alpers
ALAN ALPERS, CFA
Senior Portfolio Manager

-s- Michael J. Borgen
MICHAEL J. BORGEN
Portfolio Manager

[-s- Arjen Kuyper]
ARJEN KUYPER
Chief Operating Officer

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:
The Russell 2000 Index is an unmanaged index consisting of the smallest 2,0000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2003

               AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 96.1%
AEROSPACE/DEFENSE -- 3.3%
    15,000  Engineered Support Systems,
              Inc.                         $      825,900
                                           --------------
AIRLINES -- 4.9%
   100,000  America West Holdings Corp.*        1,240,000
                                           --------------
BUILDING PRODUCTS -- 4.0%
    50,000  Griffon, Corp.*                     1,013,000
                                           --------------
COMMUNICATIONS -- 4.9%
   140,000  Mobility Electronics                1,251,740
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 10.5%
   125,000  Aspect Communications Corp.*        1,970,000
    75,000  Digitas, Inc.*                        699,000
                                           --------------
                                                2,669,000
                                           --------------
CONSUMER SERVICES -- 9.7%
   125,000  HealthExtras, Inc.*                 1,675,000
    30,000  XM Satellite Radio Holdings,
              Inc.*                               790,800
                                           --------------
                                                2,465,800
                                           --------------
ELECTRONIC COMPONENTS -- 5.3%
    80,000  TTM Technologies, Inc.*             1,350,400
                                           --------------
FINANCIAL SERVICES -- 2.5%
    15,000  Novastar Financial, Inc.              644,400
                                           --------------
GAS PRODUCTION AND/OR DISTRIBUTION -- 4.2%
    45,000  MDU Resources Group, Inc.           1,071,450
                                           --------------
MEDICAL SPECIALTIES -- 2.7%
    50,000  I-Flow Corp.*                         695,500
                                           --------------
METALS -- 3.3%
   150,000  Bema Gold Corp.*                      558,000
    50,000  Coeur d'Alene Mines Corp.*            289,000
                                           --------------
                                                  847,000
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
OIL AND GAS SERVICES -- 10.7%
   200,000  Ivanhoe Energy, Inc*           $      748,000
   125,000  KCS Energy, Inc.*                   1,318,750
    15,000  Occidental Petroleum Corp.            633,600
                                           --------------
                                                2,700,350
                                           --------------
RETAIL -- 7.8%
   100,000  Mannatech, Inc.*                    1,086,000
    30,000  The Finish Line, Inc.*                899,100
                                           --------------
                                                1,985,100
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 17.2%
    60,000  NICE Systems Ltd. ADR*              1,521,000
    75,000  Philippine Long Distance
              Telephone Co.*                    1,306,500
   150,000  Primus Telecommunications
              Group, Inc.*                      1,527,000
                                           --------------
                                                4,354,500
                                           --------------
WHOLESALE -- MOTOR VEHICLES AND PARTS -- 5.1%
    50,000  TBC Corp.*                          1,290,500
                                           --------------
TOTAL COMMON STOCKS
  (COST $22,423,339)                           24,404,640
                                           --------------

MONEY MARKET FUNDS -- 1.9%
   493,076  FBR Fund for Government
              Investors
              (Cost $493,076)                     493,076
                                           --------------
TOTAL INVESTMENTS -- 98.0%
  (COST $22,916,415)                           24,897,716
Other Assets in Excess of
  Liabilities -- 2.0%                             496,073
                                           --------------
NET ASSETS -- 100.0%                       $   25,393,789
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2003 (continued)

                MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 96.5%
APPAREL -- 1.4%
    70,200  COACH, Inc.                   $    2,650,050
                                          --------------
BIOTECHNOLOGY -- 2.7%
    37,000  Invitrogen Corp.*                  2,590,000
   149,100  Millennium Pharmaceuticals*        2,783,697
                                          --------------
                                               5,373,697
                                          --------------
COMPUTER COMMUNICATIONS EQUIPMENT -- 1.4%
   149,400  Juniper Networks, Inc.             2,790,792
                                          --------------
COMPUTER PERIPHERAL -- 3.2%
   185,000  ATI Technologies, Inc.*            2,797,200
    52,500  Zebra Technologies Corp.           3,484,425
                                          --------------
                                               6,281,625
                                          --------------
COMPUTER SOFTWARE AND SERVICES -- 12.2%
   132,700  Adobe Systems, Inc.*               5,215,110
    87,200  Cognos, Inc.*                      2,670,064
    85,000  Mercury Interactive Corp.          4,134,400
   115,200  Symantec Corp.                     3,991,680
   210,300  VeriSign, Inc.                     3,427,890
   117,400  VERITAS Software Corp.             4,362,584
                                          --------------
                                              23,801,728
                                          --------------
CONSUMER PRODUCTS AND SERVICES -- 18.9%
    73,600  Career Education Corp.             2,949,152
    25,300  Centex Corp.                       2,723,545
   110,400  Dean Foods*                        3,628,848
    73,400  Electronic Arts, Inc.              3,507,052
    49,000  GTECH Holdings*                    2,425,010
    37,000  Hovnanian Enterprises, Inc.*       3,221,220
   155,100  International Game
              Technology                       5,537,070
    53,000  ITT Educational Services,
              Inc.*                            2,489,410
   138,600  Marvel Enterprises, Inc.*          4,034,646
    34,000  The Ryland Group, Inc.             3,013,760
   136,800  XM Satellite Radio Holdings,
              Inc.*                            3,606,048
                                          --------------
                                              37,135,761
                                          --------------
DATAPROCESSING -- 1.5%
    96,500  Total System Services, Inc.        3,004,045
                                          --------------
ELECTRONICS -- 4.3%
   109,300  Rockwell International Corp.       3,891,080
    27,000  SanDisk Corp.                      1,650,780
    85,000  Synopsys, Inc.*                    2,869,600
                                          --------------
                                               8,411,460
                                          --------------
FINANCIAL SERVICES -- 4.2%
   132,200  Catellus Development Corp.         3,188,664
    56,400  Doral Financial Corp.              1,820,592
    85,100  Hudson City Bancorp, Inc.          3,249,118
                                          --------------
                                               8,258,374
                                          --------------

--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
--------------------------------------------------------
HEALTHCARE PRODUCTS AND SERVICES -- 1.2%
    35,000  Aetna, Inc.*                  $    2,365,300
                                          --------------
INFORMATION TECHNOLOGY -- 4.8%
   244,800  Citrix Systems, Inc.               5,192,208
    90,000  Cognizant Technology
              Solutions Corp.                  4,107,600
                                          --------------
                                               9,299,808
                                          --------------
MEDICAL SPECIALTIES -- 4.6%
   134,600  Biomet, Inc.*                      4,900,786
    65,800  St. Jude Medical, Inc.*            4,036,830
                                          --------------
                                               8,937,616
                                          --------------
METALS -- 1.5%
    50,400  Cameco Corp.                       2,903,040
                                          --------------
OIL AND GAS SERVICES -- 5.3%
    62,300  Canadian Natural Resources
              Ltd.                             3,142,412
   300,000  Chesapeake Energy Corp.            4,074,000
    60,500  Sunoco, Inc.*                      3,094,575
                                          --------------
                                              10,310,987
                                          --------------
PHARMACEUTICALS -- 5.6%
    59,600  American Pharmaceutical
              Partners, Inc.                   2,002,560
   151,500  Mylan Laboratories, Inc.           3,826,890
    33,600  Pharmaceutical Resources,
              Inc.*                            2,189,040
    66,000  Watson Pharmaceuticals,
              Inc.*                            3,036,000
                                          --------------
                                              11,054,490
                                          --------------
PRODUCER MANUFACTURING -- 6.3%
   200,000  American Power Conversion
              Corp.                            4,890,000
    58,600  Autoliv, Inc.                      2,206,290
    61,210  PACCAR, Inc.*                      5,210,195
                                          --------------
                                              12,306,485
                                          --------------
SEMICONDUCTORS -- 3.6%
    79,500  Marvell Technology Group
              Ltd.*                            3,015,435
   170,900  NVIDIA Corp.*                      3,973,425
                                          --------------
                                               6,988,860
                                          --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 12.4%
   111,160  ADTRAN, Inc.                       3,445,960
    84,000  Garmin Ltd.                        4,576,320
   254,000  Nextel Partners, Inc.*             3,416,300
 1,038,300  Qwest Communications
              International, Inc.              4,485,456
    42,700  Research In Motion Ltd.*           2,853,641
   367,000  Sonus Networks, Inc.*              2,774,520
    73,500  UTStarcom, Inc.*                   2,724,645
                                          --------------
                                              24,276,842
                                          --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2003 (continued)

MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
UTILITIES -- 1.4%
    86,300  Great Plains Energy, Inc.     $    2,746,066
                                          --------------
TOTAL COMMON STOCKS (COST $150,700,551)
                                          $  188,897,026
                                          --------------

MONEY MARKET FUNDS -- 5.1%
10,081,356  FBR Fund for
              Government Investors
              (Cost $10,081,356)              10,081,356
                                          --------------
TOTAL INVESTMENTS -- 101.6%
  (COST $160,781,907)                        198,978,382
Liabilities in Excess of Other
  Assets -- (1.6%)                            (3,218,397)
                                          --------------
NET ASSETS -- 100.0%                      $  195,759,985
                                          ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2003 (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 96.8%
ADVERTISING -- 2.9%
    10,000  FindWhat.com*                  $      187,500
    24,000  ValueClick, Inc.*                     217,920
                                           --------------
                                                  405,420
                                           --------------
AEROSPACE/DEFENSE -- 0.9%
     1,600  Taser International, Inc.*            131,792
                                           --------------
APPAREL -- 1.6%
     6,800  Oxford Industries, Inc.               230,384
                                           --------------
CHEMICALS -- 1.1%
     5,800  Aceto Corp.                           148,132
                                           --------------
COMMERCIAL SERVICES -- 5.4%
     9,000  Adminstaff, Inc.*                     156,420
     9,000  Gevity HR, Inc.                       200,160
    14,000  Navigant Consulting, Inc.*            264,040
     2,600  Ritchie Bros. Auctioneers,
              Inc.                                138,060
                                           --------------
                                                  758,680
                                           --------------
COMPUTER EQUIPMENT AND SERVICES -- 3.8%
    24,200  Cray, Inc.*                           240,306
    15,000  Mobility Electronics, Inc.            134,115
    37,400  Network Engines, Inc.*                163,064
                                           --------------
                                                  537,485
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 3.7%
     5,000  Avid Technology, Inc.*                240,000
    39,400  Pervasive Software, Inc.*             285,650
                                           --------------
                                                  525,650
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 6.5%
     4,600  Brookfield Homes Corp.                118,542
     7,000  Select Comfort Corp.*                 173,320
     6,000  The Toro Co.*                         278,400
     5,000  University of Phoenix Online*         344,650
                                           --------------
                                                  914,912
                                           --------------
ELECTRONIC EQUIPMENT -- SERVICES -- 2.4%
     8,000  FARO Technologies, Inc.*              199,840
     5,250  Stratasys, Inc.                       143,115
                                           --------------
                                                  342,955
                                           --------------
ENVIRONMENTAL SERVICES -- 1.0%
     6,600  Bennett Environmental, Inc.*          136,356
                                           --------------
FINANCIAL SERVICES -- 1.6%
     6,200  Cash America International,
              Inc.                                131,316
    11,000  Tradestation Group, Inc.               97,460
                                           --------------
                                                  228,776
                                           --------------
FOOD/BEVERAGES -- 2.9%
     8,000  John B. Sanfilippo & Sons,
              Inc.*                               408,320
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
HEALTHCARE PRODUCTS AND SERVICES -- 2.7%
     5,400  eResearch Technology, Inc.     $      137,268
    28,600  Landacorp, Inc.*                       68,640
     8,000  Psychiatric Solutions, Inc.*          167,200
                                           --------------
                                                  373,108
                                           --------------
INDUSTRIAL SERVICES -- 3.8%
    14,000  Brightpoint, Inc.                     241,500
    13,100  OMI Corp.*                            116,983
     7,300  Petroleum Development Corp.*          173,010
                                           --------------
                                                  531,493
                                           --------------
INFORMATION TECHNOLOGY -- 2.9%
    10,000  Epicor Software Corp.*                127,600
    21,000  Evolving Systems, Inc.*               279,300
                                           --------------
                                                  406,900
                                           --------------
INSURANCE -- 1.6%
     4,400  LandAmerica Financial Group           229,944
                                           --------------
INTERNET SOFTWARE SERVICES -- 8.7%
    10,000  Ask Jeeves, Inc.                      181,200
    23,600  LivePerson, Inc.*                     119,864
     6,000  MicroStrategy, Inc.*                  314,880
    84,500  On2 Technologies, Inc.*               110,695
     5,300  Sohu.com, Inc.                        159,053
    12,000  SupportSoft, Inc.*                    157,800
     9,300  United Online, Inc.                   156,147
                                           --------------
                                                1,199,639
                                           --------------
MARKETING SERVICES -- 0.7%
    12,000  Harris Interactive, Inc.               99,600
                                           --------------
MEDICAL SPECIALTIES -- 2.6%
     9,100  ALARIS Medical Systems, Inc.*         138,411
    13,600  Align Technology, Inc.*               224,672
                                           --------------
                                                  363,083
                                           --------------
METALS -- 1.3%
    26,000  Golden Star Resources, Ltd.           181,220
                                           --------------
OIL AND GAS SERVICES -- 7.1%
    52,000  Canadian Superior Energy,
              Inc.*                               131,040
    10,000  Comstock Resources, Inc.*             193,000
    20,300  Enterra Energy Trust                  224,315
    23,000  KCS Energy, Inc.*                     242,650
    13,000  Tesoro Petroleum Corp.*               189,410
                                           --------------
                                                  980,415
                                           --------------
PERSONAL CARE -- 1.5%
     7,000  USANA Health Sciences, Inc.           214,200
                                           --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2003 (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
PHARMACEUTICALS -- 5.5%
    15,000  Able Laboratories, Inc.        $      271,050
     6,000  Esperion Therapeutics, Inc.*          207,660
    12,250  Hi-Tech Pharmacal Co., Inc.           287,875
                                           --------------
                                                  766,585
                                           --------------
PRODUCER MANUFACTURING -- 6.7%
     4,400  A.S.V., Inc.*                         164,384
     9,300  Cascade Corp.                         207,390
     5,000  China Yuchai International
              Ltd.                                153,000
     5,800  Griffon Corp.                         117,508
     7,800  TransAct Technologies, Inc.*          188,760
     9,200  Ultralife Batteries, Inc.*            113,896
                                           --------------
                                                  944,938
                                           --------------
REAL ESTATE -- 1.7%
    13,000  Impac Mortgage Holdings, Inc.         236,730
                                           --------------
REGIONAL BANKS AND THRIFTS -- 5.2%
    12,500  Banco Latinoamericano de
              Exportaciones, S.A.                 240,375
     5,000  Bank of the Ozarks, Inc.              112,550
    23,000  BBVA Banco Frances SA ADR*            208,150
     8,800  Wilshire State Bank                   170,887
                                           --------------
                                                  731,962
                                           --------------
RETAIL -- 5.5%
    35,000  HearUSA, Inc.*                         78,750
     9,000  Medifast, Inc.*                       126,900
     3,600  Netflix, Inc.*                        196,884
     7,400  Pacific Sunwear of
              California, Inc.                    156,288
     7,300  The Finish Line, Inc.*                218,781
                                           --------------
                                                  777,603
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
SEMICONDUCTORS AND RELATED -- 1.1%
    32,000  Conexant Systems, Inc*         $      159,040
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 4.4%
    11,300  Ditech Communications Corp.*          215,830
    10,000  Dobson Communications Corp.*           65,700
    20,500  Primus Telecommunications
              Group, Inc.*                        208,690
    19,000  Westell Technologies, Inc.*           119,890
                                           --------------
                                                  610,110
                                           --------------
TOTAL COMMON STOCKS
  (COST $10,379,416)                           13,575,432
                                           --------------

MONEY MARKET FUNDS -- 3.5%
   484,263  FBR Fund for Government
              Investors
              (Cost $484,263)                     484,263
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (COST $10,863,679)                           14,059,695
Liabilities in Excess of Other
  Assets -- (0.3%)                                (36,554)
                                           --------------
NET ASSETS -- 100.0%                       $   14,023,141
                                           ==============

------------------------------

* Non-income producing.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                             AGGRESSIVE      MID CAP       AGGRESSIVE
                                                               GROWTH         GROWTH       MICRO CAP
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO
 ASSETS
   Securities at Value* (Note 1)..........................  $ 24,897,716   $198,978,382   $ 14,059,695
   Investment Income Receivable (Note 1)..................        27,128         99,567          2,961
   Receivable for Securities Sold (Note 1)................     1,189,196      2,508,020             --
   Receivable for Shares Sold.............................        21,615        611,545         24,388
                                                            ------------   ------------   ------------
     Total Assets.........................................    26,135,655    202,197,514     14,087,044
                                                            ------------   ------------   ------------
 LIABILITIES
   Investment Advisory Fee Payable (Note 2)...............        18,561        137,589          9,903
   Administrative Fee Payable (Note 2)....................         5,524         16,379          2,947
   Payable for Securities Purchased (Note 1)..............       555,640      5,087,724             --
   Payable for Shares Redeemed............................       157,429      1,163,239         48,515
   Distribution Fees Payable (Note 4).....................         1,399          9,605            770
   Other Liabilities......................................         3,313         22,993          1,768
                                                            ------------   ------------   ------------
     Total Liabilities....................................       741,866      6,437,529         63,903
                                                            ------------   ------------   ------------
 NET ASSETS...............................................  $ 25,393,789   $195,759,985   $ 14,023,141
                                                            ============   ============   ============
 NET ASSETS CONSIST OF:
   Paid-in Capital applicable to:
     Regular Class........................................  $ 46,573,670   $222,079,522   $ 21,096,503
     I Class..............................................            --     28,698,851             --
   Accumulated Net Realized Loss on Investments...........   (23,161,182)   (93,214,863)   (10,269,378)
   Net Unrealized Appreciation of Investments.............     1,981,301     38,196,475      3,196,016
                                                            ------------   ------------   ------------
 NET ASSETS...............................................  $ 25,393,789   $195,759,985   $ 14,023,141
                                                            ============   ============   ============
   Regular Class..........................................  $ 25,393,789   $176,078,845   $ 14,023,141
                                                            ============   ============   ============
   I Class................................................  $         --   $ 19,681,140   $         --
                                                            ============   ============   ============
 SHARES OUTSTANDING
   Regular Class..........................................     2,156,808      7,733,615        558,267
                                                            ============   ============   ============
   I Class................................................            --        851,075             --
                                                            ============   ============   ============
 NET ASSET VALUE PER SHARE:
   Regular Class..........................................  $      11.77   $      22.77   $      25.12
                                                            ============   ============   ============
   I Class................................................  $         --   $      23.13   $         --
                                                            ============   ============   ============
 ---------------------------------------------------------
 * The Cost of Securities at Value is $22,916,415, $160,781,907, and $10,863,679, respectively.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                                               AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                 GROWTH        GROWTH       MICRO CAP
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $    5,243    $    27,089    $    3,527
   Dividends (Note 1)........................................      64,225        699,057        56,713
                                                               ----------    -----------    ----------
     Total Investment Income.................................      69,468        726,146        60,240
                                                               ----------    -----------    ----------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................     232,685      1,425,177       104,947
   Distribution Plan Fees -- Regular Class (Note 4)..........      69,251        385,935        31,234
   Administrative Fee (Note 2)...............................      69,251        169,663        31,234
   Transfer Agent and Custodian Fee (Note 3).................      49,173        178,078        33,066
   Accounting Fees...........................................      29,344         68,859        29,488
   Shareholder Reports and Notices...........................      27,273        101,133        17,162
   Registration Fees.........................................      23,451         56,663        23,978
   Transfer Agent Fees.......................................      17,099         62,213        10,032
   Audit Fees................................................       9,000         10,000         9,000
   Custodian Fees............................................       6,197         22,488         4,535
   Legal Expense.............................................       3,214          3,214         3,214
   Trustees' Fees and Expenses (Note 2)......................      10,244         10,244        10,244
   Insurance Expense.........................................       2,475          7,343           556
   Interest Expense..........................................       2,225            559           873
   Pricing Expense...........................................         665          2,255           786
   Other Expenses............................................       2,925          8,837         2,651
                                                               ----------    -----------    ----------
     Total Expenses..........................................     554,472      2,512,661       313,000
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................    (141,733)      (292,679)     (126,843)
                                                               ----------    -----------    ----------
       Net Expenses..........................................     412,739      2,219,982       186,157
                                                               ----------    -----------    ----------
 NET INVESTMENT LOSS.........................................    (343,271)    (1,493,836)     (125,917)
                                                               ----------    -----------    ----------
 Net Realized Gain on Investments............................   3,531,735      8,986,250     1,700,990
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   3,081,674     37,551,193     2,646,944
                                                               ----------    -----------    ----------
 NET GAIN ON INVESTMENTS.....................................   6,613,409     46,537,443     4,347,934
                                                               ----------    -----------    ----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $6,270,138    $45,043,607    $4,222,017
                                                               ==========    ===========    ==========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE GROWTH               MID CAP GROWTH
                                                       PORTFOLIO                      PORTFOLIO
                                                  FOR THE YEARS ENDED            FOR THE YEARS ENDED
                                                     DECEMBER 31,                   DECEMBER 31,
                                              ---------------------------   -----------------------------
                                                  2003           2002           2003            2002
                                              ------------   ------------   -------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss......................  $  (343,271)   $   (567,495)  $  (1,493,836)  $  (1,317,142)
   Net Realized Gain (Loss) on Investment
     Transactions...........................    3,531,735     (14,665,365)      8,986,250     (27,246,203)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments............    3,081,674      (9,354,201)     37,551,193     (16,552,887)
                                              ------------   ------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations............    6,270,138     (24,587,061)     45,043,607     (45,116,232)
                                              ------------   ------------   -------------   -------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class........................   17,788,731      60,687,229     198,490,077     120,908,460
       I Class..............................           --              --       5,408,848       6,551,769
   Cost of Shares Redeemed:
       Regular Class........................  (33,349,565)    (74,671,466)   (200,166,501)   (108,270,674)
       I Class..............................           --              --      (3,031,344)     (3,779,009)
                                              ------------   ------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions....  (15,560,834)    (13,984,237)        701,080      15,410,546
                                              ------------   ------------   -------------   -------------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS...............................   (9,290,696)    (38,571,298)     45,744,687     (29,705,686)
 NET ASSETS -- Beginning of Year............   34,684,485      73,255,783     150,015,298     179,720,984
                                              ------------   ------------   -------------   -------------
 NET ASSETS -- End of Year..................  $25,393,789    $ 34,684,485   $ 195,759,985   $ 150,015,298
                                              ============   ============   =============   =============
 SHARES
   Sold:
       Regular Class........................    1,860,012       5,314,780      10,996,381       6,132,867
       I Class..............................           --              --         263,048         316,788
   Redeemed:
       Regular Class........................   (3,571,585)     (6,643,279)    (11,152,511)     (5,612,684)
       I Class..............................           --              --        (162,695)       (191,307)
                                              ------------   ------------   -------------   -------------
     Net Increase (Decrease) in Shares......   (1,711,573)     (1,328,499)        (55,777)        645,664
                                              ============   ============   =============   =============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  AGGRESSIVE MICRO CAP
                                                                        PORTFOLIO
                                                                   FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                               ---------------------------
                                                                   2003           2002
                                                               ------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................................  $  (125,917)   $  (149,510)
   Net Realized Gain (Loss) on Investment Transactions.......    1,700,990       (702,835)
   Change in Net Unrealized Appreciation/Depreciation of
     Investments.............................................    2,646,944     (2,154,931)
                                                               ------------   -----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................    4,222,017     (3,007,276)
                                                               ------------   -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........................   16,089,765      4,633,641
   Cost of Shares Redeemed...................................  (15,769,823)    (8,687,893)
                                                               ------------   -----------
     Net Increase (Decrease) in Net Assets Resulting from
       Share Transactions....................................      319,942     (4,054,252)
                                                               ------------   -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.................    4,541,959     (7,061,528)
 NET ASSETS -- Beginning of Year.............................    9,481,182     16,542,710
                                                               ------------   -----------
 NET ASSETS -- End of Year...................................  $14,023,141    $ 9,481,182
                                                               ============   ===========
 SHARES
   Sold......................................................      819,330        208,373
   Redeemed..................................................     (791,919)      (393,751)
                                                               ------------   -----------
     Net Increase (Decrease) in Shares.......................       27,411       (185,378)
                                                               ============   ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AGGRESSIVE GROWTH
                                                                      PORTFOLIO
                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------
                                                  2003       2002       2001       2000       1999
                                                 -------    -------    -------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year........    $8.97     $14.10     $16.22     $19.01     $14.82
                                                 -------    -------    -------    -------    -------
   Income (Loss) from Investment Operations:
     Net Investment Loss.......................    (0.16)     (0.15)     (0.05)     (0.19)     (0.16)
     Net Realized and Unrealized Gain (Loss) on
       Investments.............................     2.96      (4.98)     (2.07)      0.59       6.95
                                                 -------    -------    -------    -------    -------
   Total from Investment Operations............     2.80      (5.13)     (2.12)      0.40       6.79
                                                 -------    -------    -------    -------    -------
 Distributions to Shareholders:
   From Net Realized Gain......................       --         --         --      (3.19)     (2.60)
                                                 -------    -------    -------    -------    -------
   Net Increase (Decrease) in Net Asset
     Value.....................................     2.80      (5.13)     (2.12)     (2.79)      4.19
                                                 -------    -------    -------    -------    -------
   Net Asset Value -- End of Year..............   $11.77      $8.97     $14.10     $16.22     $19.01
                                                 =======    =======    =======    =======    =======
 TOTAL INVESTMENT RETURN.......................    31.22%    (36.38)%   (13.07)%     3.06%     46.11%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement................     1.49%      1.49%      1.49%      1.49%      1.49%
   Expenses Before Reimbursement...............     2.00%      1.69%      1.65%      1.63%      1.68%
   Net Investment Loss After Reimbursement.....    (1.24)%    (1.02)%    (0.35)%    (1.11)%    (1.00)%
   Net Investment Loss Before Reimbursement....    (1.75)%    (1.22)%    (0.51)%    (1.26)%    (1.20)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.....................      584%       517%       535%       376%       702%
   Net Assets at End of Year (in thousands)....  $25,394    $34,684    $73,256    $87,145    $90,028
   Number of Shares Outstanding at End of Year
     (in thousands)............................    2,157      3,868      5,197      5,372      4,736

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MID CAP GROWTH
                                                                  PORTFOLIO
                                                                REGULAR CLASS
                                           --------------------------------------------------------
                                                       FOR THE YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------
                                             2003        2002        2001        2000        1999
                                           --------    --------    --------    --------    --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Year................................    $17.34      $22.47      $30.84      $30.20      $13.65
                                           --------    --------    --------    --------    --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss.................     (0.18)      (0.16)      (0.05)      (0.25)      (0.08)
     Net Realized and Unrealized Gain
       (Loss) on Investments.............      5.61       (4.97)      (8.32)       1.32(A)    17.40
                                           --------    --------    --------    --------    --------
   Total from Investment Operations......      5.43       (5.13)      (8.37)       1.07       17.32
                                           --------    --------    --------    --------    --------
 Distributions to Shareholders:
   From Net Realized Gain................        --          --          --       (0.43)      (0.77)
                                           --------    --------    --------    --------    --------
   Net Increase (Decrease) in Net Asset
     Value...............................      5.43       (5.13)      (8.37)       0.64       16.55
                                           --------    --------    --------    --------    --------
   Net Asset Value -- End of Year........    $22.77      $17.34      $22.47      $30.84      $30.20
                                           ========    ========    ========    ========    ========
 TOTAL INVESTMENT RETURN.................     31.31%     (22.83)%    (27.14)%      3.63%     126.97%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..........      1.34%       1.34%       1.34%       1.34%       1.49%
   Expenses Before Reimbursement.........      1.50%       1.49%       1.50%       1.41%       1.69%
   Net Investment Loss After
     Reimbursement.......................     (0.91)%     (0.80)%     (0.19)%     (0.87)%     (1.00)%
   Net Investment Loss Before
     Reimbursement.......................     (1.07)%     (0.95)%     (0.35)%     (0.94)%     (1.23)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...............       131%        170%        261%        196%        208%
   Net Assets at End of
     Year (in thousands).................  $176,079    $136,836    $165,561    $261,040    $137,108
   Number of Shares Outstanding at End of
     Year (in thousands).................     7,734       7,890       7,370       8,463       4,540
 ----------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      MID CAP GROWTH
                                                                         PORTFOLIO
                                                                          I CLASS
                                                       ---------------------------------------------
                                                            FOR THE YEARS ENDED           FOR THE
                                                               DECEMBER 31,             PERIOD ENDED
                                                       -----------------------------    DECEMBER 31,
                                                        2003       2002       2001         2000*
                                                       -------    -------    -------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period............   $17.56     $22.65     $30.95       $31.31
                                                       -------    -------    -------      -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)....................    (0.10)     (0.09)      0.05        (0.08)
     Net Realized and Unrealized Gain (Loss) on
       Investments...................................     5.67      (5.00)     (8.35)        0.15(A)
                                                       -------    -------    -------      -------
   Total from Investment Operations..................     5.57      (5.09)     (8.30)        0.07
                                                       -------    -------    -------      -------
 Distributions to Shareholders:
   From Net Realized Gain............................       --         --         --        (0.43)
                                                       -------    -------    -------      -------
   Net Increase (Decrease) in Net Asset Value........     5.57      (5.09)     (8.30)       (0.36)
                                                       -------    -------    -------      -------
   Net Asset Value -- End of Period..................   $23.13     $17.56     $22.65       $30.95
                                                       =======    =======    =======      =======
 TOTAL INVESTMENT RETURN.............................    31.72%    (22.47)%   (26.82)%       0.31%(B)
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement......................     0.99%      0.99%      0.99%        0.99%(C)
   Expenses Before Reimbursement.....................     1.15%      1.14%      1.15%        1.06%(C)
   Net Investment Loss After Reimbursement...........    (0.56)%    (0.46)%     0.16%       (0.47)%(C)
   Net Investment Loss Before Reimbursement..........    (0.72)%    (0.61)%     0.00%**     (0.54)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........................      131%       170%       261%         196%
   Net Assets at End of Period (in thousands)........  $19,681    $13,179    $14,160      $24,947
   Number of Shares Outstanding at End of Period (in
     thousands)......................................      851        751        625          806
 ----------------------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
  (B) Total returns for periods of less than one year are not annualized.
  (C) Annualized

  * From Commencement of Operations February 2, 2000.

 ** The net investment income ratio is less than 0.01%.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 AGGRESSIVE MICRO CAP
                                                                       PORTFOLIO
                                                   -------------------------------------------------
                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                    2003       2002      2001       2000       1999
                                                   -------    ------    -------    -------    ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Year..........   $17.86    $23.10     $27.03     $22.35    $20.42
                                                   -------    ------    -------    -------    ------
   Income (Loss) from Investment Operations:
     Net Investment Loss.........................    (0.23)    (0.28)     (0.18)     (0.14)    (0.28)
     Net Realized and Unrealized Gain (Loss) on
       Investments...............................     7.49     (4.96)     (3.75)      5.43(A)   3.27
                                                   -------    ------    -------    -------    ------
   Total from Investment Operations..............     7.26     (5.24)     (3.93)      5.29      2.99
                                                   -------    ------    -------    -------    ------
 Distributions to Shareholders:
   From Net Realized Gain........................       --        --         --      (0.61)    (1.06)
                                                   -------    ------    -------    -------    ------
   Net Increase (Decrease) in Net Asset Value....     7.26     (5.24)     (3.93)      4.68      1.93
                                                   -------    ------    -------    -------    ------
   Net Asset Value -- End of Year................   $25.12    $17.86     $23.10     $27.03    $22.35
                                                   =======    ======    =======    =======    ======
 TOTAL INVESTMENT RETURN.........................    40.65%   (22.68)%   (14.54)%    23.82%    14.79%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..................     1.49%     1.49%      1.49%      1.48%     1.49%
   Expenses Before Reimbursement.................     2.50%     2.23%      2.08%      1.84%     2.68%
   Net Investment Loss After Reimbursement.......    (1.01)%   (1.20)%    (0.72)%    (0.85)%   (1.06)%
   Net Investment Loss Before Reimbursement......    (2.02)%   (1.94)%    (1.31)%    (1.21)%   (2.24)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.......................      224%      167%       203%       269%      190%
   Net Assets at End of Year (in thousands)......  $14,023    $9,481    $16,543    $29,191    $5,869
   Number of Shares Outstanding at End of Year
     (in thousands)..............................      558       531        716      1,080       263
 ------------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, and the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth and the Aggressive Micro Cap Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth
Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio totaling $141,733, $292,679, and $126,843, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the year ended December 31, 2003, Trustees' fees and expenses totaled $30,732.

3. Transfer Agent and Custodian

     FBR National Bank & Trust provided transfer agency, dividend disbursing and other shareholder services to the Fund through September 7, 2003. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees. The Transfer Agent and Custodian Fee shown on the Statement of Operations represents fees owed to FBR National Bank & Trust through September 7, 2003 and cannot be broken out separately. The Transfer Agent line item and Custodian Fees line item represent the expenses incurred since Integrated has been the service provider.

     Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") provides financial administrative accounting services, transfer agency and shareholder services to the Fund, pursuant to an agreement between the Fund and Integrated. Integrated is a Cincinnati-based mutual fund servicing company that has been in operation since 1983.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), and the Aggressive Micro Cap Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

     For the year ended December 31, 2003, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                               AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                 GROWTH         GROWTH       MICRO CAP
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------   ------------   -----------
Purchases...................................................  $159,115,346   $215,078,123   $26,152,700
Sales.......................................................  $179,978,296   $216,177,441   $26,102,279

6. Federal Income Tax

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The Funds paid no distributions for the years ended December 31, 2003 and 2002.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item for the year ended December 31, 2003:

                                                                 AGGRESSIVE      MID CAP       AGGRESSIVE
                                                                   GROWTH         GROWTH       MICRO CAP
                                                                ------------   ------------   ------------
      Gross Unrealized Appreciation...........................  $  2,405,565   $ 39,146,751   $  3,604,345
      Gross Unrealized Depreciation...........................      (585,171)    (1,480,706)      (506,458)
                                                                ------------   ------------   ------------
      Net Unrealized Appreciation.............................     1,820,394     37,666,045      3,097,887
      Capital Loss Carryforward...............................   (22,570,232)   (92,684,433)   (10,171,249)
      Post-October Losses*....................................      (430,043)            --             --
                                                                ------------   ------------   ------------
      Total Accumulated Earnings..............................  $(21,179,881)  $(55,018,388)  $ (7,073,362)
                                                                ============   ============   ============
      Federal Income Tax Cost*................................  $ 23,077,322   $161,312,337   $ 10,961,808
                                                                ============   ============   ============

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     As of December 31, 2003, the Funds have the following capital loss carryforwards:

                                                                               EXPIRATION
                                                                   AMOUNT         DATE
                                                                 -----------   ----------
      Aggressive Growth........................................  $10,945,173      2009
                                                                 $11,625,059      2010
      Mid Cap Growth...........................................  $ 2,155,238      2008
                                                                 $61,028,476      2009
                                                                 $29,500,719      2010
      Aggressive Micro Cap.....................................  $   987,196      2008
                                                                 $ 9,184,053      2009

     These capital loss carryforwards may be used to offset future gains, if any, prior to distributing such gains to shareholders.

     Reclassification of capital accounts -- As of December 31, 2003, the Funds made reclassifications of net investment loss and realized gains (losses) on the Statements of Net Assets as follows:

                                                    UNDISTRIBUTED
                                                         NET        REALIZED
                                                     INVESTMENT       GAINS       PAID-IN
                                                       INCOME       (LOSSES)      CAPITAL
                                                    -------------   ---------   -----------
      Aggressive Growth...........................   $  343,271     $(641,566)  $   298,295
      Mid Cap Growth..............................   $1,493,836     $       5   $(1,493,841)
      Aggressive Micro Cap........................   $  125,917     $      --   $  (125,917)

     The above reclassifications have no effect on the Funds' net assets or net asset value per share.

7. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At December 31, 2003, no fund had outstanding borrowings.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

      We have audited the accompanying statements of assets and liabilities of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio and Navellier Aggressive Micro Cap Portfolio, each a series of shares of The Navellier Performance Funds as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. Where the broker did not reply to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, and Navellier Aggressive Micro Cap Portfolio, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 20, 2004

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

--------------------------------------------------------------------------------------------------------------------
NAME                                       NO. OF                                                         OTHER
AGE                            TERM OF    FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                      OFFICE AND   COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST            TENURE     OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
 Louis Navellier*            Trustee and      7      Mr. Navellier is and has been the CEO and        None
 46                          President               President of Navellier & Associates Inc., an
 One East Liberty            since May               investment management company since 1988; CEO
 Third Floor                 10, 1993                and President of Navellier Management, Inc., an
 Reno, NV 89501                                      investment management company since May 10,
 Trustee and President                               1993; CEO and President of Navellier
                                                     International Management, Inc., an investment
                                                     management company, since May 10, 1993; CEO and
                                                     President of Navellier Securities Corp. since
                                                     May 10, 1993; CEO and President of Navellier
                                                     Fund Management, Inc., an investment management
                                                     company, since November 30, 1995; and has been
                                                     editor of MPT Review from August 1987 to the
                                                     present and was publisher and editor of the
                                                     predecessor investment advisory newsletter OTC
                                                     Insight, which he began in 1980 and wrote
                                                     through July 1987.
--------------------------------------------------------------------------------------------------------------------
 Arnold Langsen              Trustee          6      Professor Langsen is currently retired. He was   None
 84                          since 1995              Professor Emeritus of Financial Economics,
 2206 209th Place N.E.                               School of Business, California State University
 Sammamish, WA 98074                                 at Hayward (1973-1992); Visiting Professor,
 Trustee                                             Financial Economics, University of California
                                                     at Berkeley (1984-1987).
--------------------------------------------------------------------------------------------------------------------
 Barry Sander                Trustee          6      Currently retired as of December 1, 1998,        None
 55                          since 1995              formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.                               Major Inc., a stencil manufacturing firm and
 Ashland, OR 97520                                   had been for the past nine years.
 Trustee
--------------------------------------------------------------------------------------------------------------------
 Joel Rossman                Trustee          6      Currently retired as of March 15, 1998.          None
 54                          since 1995              Formerly he was President and CEO of Personal
 2921 California                                     Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA 94115                             and distributor of rubber stamp products. He
 Trustee                                             had been President and CEO of Personal Stamp
                                                     Exchange for the preceding 10 years.
--------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix           Trustee          6      Professor of Business Administration, Leavy      None
 61                          since 1995              School of Business, Santa Clara University
 519 Chestnut Street                                 (1983- present).
 Santa Cruz, CA 95060
 Trustee
--------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*               Treasurer        7      Mr. Kuyper is COO of Navellier & Associates,     None
 47                          since 1995              Inc. and has been since September 1, 1998.
 One East Liberty                                    Prior to that he was operations manager for
 Third Floor                                         Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501                                      operations manager for Navellier Management,
 Treasurer                                           Inc. and for Navellier Securities Corp., since
                                                     1993.
--------------------------------------------------------------------------------------------------------------------

*Interested Person

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                TRANSFER AGENT                        CUSTODIAN          NAVELLIER OFFICES

Integrated Fund Services, Inc.       FBR National Trust Company          c/o Navellier Securities Corp.
                P.O. Box 5354              4922 Fairmont Avenue          One East Liberty, Third Floor
  Cincinnati, Ohio 45201-5354                Bethesda, MD 20814          Reno, Nevada 89501

           800-622-1386 E.S.T.                                           800-887-8671 P.S.T.

      In addition there was a special meeting of the shareholders of the Navellier Performance Funds , the Navellier Large Cap Growth Portfolio (the "Portfolio") held on September 19, 2003 and adjourned to October 3, 2003 to approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby The Navellier Large Cap Growth Portfolio ("Portfolio") would transfer all of its assets to the Large Cap Growth Fund, a portfolio of The Touchstone Strategic Trust (the "Acquiring Fund") in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of the Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of the Portfolio. Also, as part of the Plan, the Acquiring Fund would acquire all of the assets and liabilities of the Navellier Large Cap Growth Portfolio of the Navellier Millennium Funds.

       The shareholder vote tallies were as follows:

            599,610.207  shares voted in favor of the proposal

             47,618.152  shares voted against of the proposal

             53,415.526  shares abstaining

                  0.000  shares represented broker non-votes


      There was no selection of Trustees in connection with that special shareholder meeting.

Item 2.   Codes of Ethics

      (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier Management, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

      (c), (d) There have been no amendments to those Codes of Ethics during the last fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.   Audit Committee Financial Expert

      (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. The audit committee also has an interested audit committee financial expert who is Louis Navellier.

Item 4.   Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2002 were $28,000. The aggregate fees for audit services for fiscal 2003 have not yet been billed but should be approximately the same as those billed for 2002.

      (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2002 or for 2003.

      (c) Tax Fees. There were no fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2002 or 2003.

      (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2002 or 2003.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.

Item 6.    Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Reserved

Item 9.    Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 10.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 9, 2004                By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 9, 2004                By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 9, 2004                By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Financial Officer